Oniverse	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Oniverse
1.3 Oniverse

		Equity interest
Entity	Domicile	12/31/2022	12/31/2021

On Holding AG	Zurich, CH
On AG	Zurich, CH	100%	100%
On Brazil Ltda.	Sao Paulo, BR	100%	100%
On Cloud Service GmbH	Berlin, DE	100%	100%
On Clouds GmbH	Zurich, CH	100%	100%
On Clouds Inc.	Dover, DE, USA	100%	—
On Europe AG	Zurich, CH	100%	100%
On Experience 1 LLC	Dover, DE, USA	100%	100%
On Experience 2 LLC	Wilmington, DE, USA	100%	100%
On Experience 3 LLC	Wilmington, DE, USA	100%	100%
On Experience 4 LLC	Wilmington, DE, USA	100%	—
On Experience 5 LLC	Wilmington, DE, USA	100%	—
On Hong Kong Ltd.	Hong Kong, SAR of CN	100%	100%
On Inc.	Portland, OR, USA	100%	100%
On Italy S.r.l.	Milan, IT	100%	—
On Japan K.K.	Yokohama, JP	100%	100%
On Oceania Pty Ltd.	Melbourne, AU	100%	100%
On Running Canada Inc.	Vancouver, CA	100%	100%
On Running Sports Products (Shanghai) Company Ltd.	Shanghai, CN	100%	100%
On Running UK Ltd.	London, UK	100%	100%
On Vietnam Co. Ltd.	Ho Chi Minh City, VN	100%	100%
Brunner Mettler GmbH	Zurich, CH	100%	100%

Accounting policies	“Oniverse” represents the legal group structure of the On group. Entities are fully consolidated from the date on which control is transferred to On Holding AG, the parent company of the group. Control is achieved when On is exposed, or has rights, to variable returns from its involvement with the investee and has the ability to affect those returns through its power over the investee.

For the consolidated entities, all assets, liabilities, income, and expenses are included in the financial statements. All intercompany balances and transactions (including unrealized profits on inventories) are fully eliminated in the process of consolidation.